Summary of Significant Accounting Policies (General Contractor Revenue) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Billings in Excess of Cost	$ 7.8	$ 2.4
Costs in Excess of Billings	$ (9.9)	$ (18.4)